UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsGreater China Opportunities Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.1%		$46,900,281
China 38.6%		18,102,192
AAC Technologies Holdings, Inc.	84,000	538,212
ANTA Sports Products, Ltd.	97,000	234,488
Bank of China, Ltd., H Shares	1,250,000	489,464
Beijing Capital International Airport Company, Ltd., H Shares	596,000	541,457
Bloomage Biotechnology Corp., Ltd.	242,500	555,021
Byd Company, Ltd., H Shares (I)	104,500	480,735
CAR, Inc. (I)	482,000	605,803
China Animal Healthcare, Ltd. (I)	1,590,000	106,261
China Communications Construction Company, Ltd., H Shares	619,000	552,924
China Construction Bank Corp., H Shares	3,127,000	1,909,018
China Merchants Bank Company, Ltd., H Shares	278,000	540,397
China Petroleum & Chemical Corp., H Shares	1,146,000	647,419
Industrial & Commercial Bank of China, Ltd., H Shares	2,457,500	1,278,984
Kingsoft Corp., Ltd.	198,000	430,194
PetroChina Company, Ltd., H Shares	952,000	589,755
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,137,192
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	944,000	349,095
Sinosoft Technology Group, Ltd.	1,234,000	570,300
Sound Global, Ltd. (I)	665,000	246,143
Sunac China Holdings, Ltd.	1,101,000	685,860
Tencent Holdings, Ltd.	218,800	4,110,530
Wisdom Sports Group	1,233,000	665,829
Xinyi Solar Holdings, Ltd.	1,216,000	390,790
Zhuzhou CSR Times Electric Company, Ltd., H Shares	86,500	446,321
Hong Kong 35.5%		16,636,185
AIA Group, Ltd.	412,400	2,292,724
BOC Hong Kong Holdings, Ltd.	317,000	843,890
Brilliance China Automotive Holdings, Ltd.	350,000	337,453
Cheung Kong Infrastructure Holdings, Ltd.	124,000	1,166,276
Cheung Kong Property Holdings, Ltd.	130,080	705,078
China Everbright International, Ltd.	548,000	582,760
China Mobile, Ltd.	224,000	2,460,456
China Resources Land, Ltd.	344,666	851,802
China Taiping Insurance Holdings Company, Ltd. (I)	364,400	769,241
CK Hutchison Holdings, Ltd.	125,580	1,569,084
Galaxy Entertainment Group, Ltd.	204,000	640,911
Hong Kong Exchanges and Clearing, Ltd.	64,600	1,431,577
Kunlun Energy Company, Ltd.	900,000	679,057
Modern Dental Group, Ltd. (I)	800,000	316,675
New World Development Company, Ltd.	394,000	322,536
Sino Biopharmaceutical, Ltd.	912,000	628,447
Swire Properties, Ltd.	157,000	408,514
Vinda International Holdings, Ltd.	389,000	629,704
Taiwan 26.0%		12,161,904
Advanced Semiconductor Engineering, Inc.	420,000	451,152
Advantech Company, Ltd.	74,000	444,485
China Life Insurance Company, Ltd.	550,800	391,201
CTBC Financial Holding Company, Ltd.	1,020,912	479,514
Formosa Chemicals & Fibre Corp.	416,000	897,803
Hon Hai Precision Industry Company, Ltd.	447,508	1,052,810
Hota Industrial Manufacturing Company, Ltd.	120,000	504,381

2SEE NOTES TO FUND'S INVESTMENTS

Greater China Opportunities Fund

	Shares	Value
Taiwan (continued)
Iron Force Industrial Company, Ltd.	139,000	$728,398
Largan Precision Company, Ltd.	9,000	645,960
PharmaEngine, Inc.	89,000	618,859
Realtek Semiconductor Corp.	159,000	395,601
Richwave Technology Corp. (I)	207,000	507,556
Taiwan Semiconductor Manufacturing Company, Ltd.	616,089	2,652,836
TCI Company, Ltd.	74,000	292,214
TTY Biopharm Company, Ltd.	168,000	591,343
United Microelectronics Corp.	2,322,000	904,813
Walsin Technology Corp.	1,064,000	602,978
Total investments (Cost $45,380,546)† 100.1%		$46,900,281
Other assets and liabilities, net (0.1%)		($28,885)
Total net assets 100.0%		$46,871,396

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $45,468,485. Net unrealized appreciation aggregated $1,431,796, of which $7,768,886 related to appreciated investment securities and $6,337,090 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-16:

Financials	31.0
Information technology	29.2
Industrials	9.2
Consumer discretionary	8.4
Telecommunication services	5.2
Health care	4.8
Energy	4.1
Materials	3.1
Utilities	3.0
Consumer staples	2.0
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$18,102,192	—	$17,995,931	$106,261
Hong Kong	16,636,185	—	16,636,185	—
Taiwan	12,161,904	—	12,161,904	—
Total investments in securities	$46,900,281	—	$46,794,020	$106,261

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q1	01/16
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016